Interest bearing debt, Nordea credit facility (Details) - Nordea Credit Facility [Member] - USD ($) $ in Millions		3 Months Ended	9 Months Ended
		Dec. 31, 2023	Sep. 30, 2024
Credit Facility [Abstract]
Frequency of periodic repayment			quarterly
Debt repayment next periodic installment payment			$ 5.9
Debt repayment final payment			40.9
Debt repayment last periodic installment payment			5.2
Uncommitted accordion available			$ 250.0
Debt prepayment before installment term		$ 23.7
SOFR + CAS [Member]
Credit Facility [Abstract]
Interest rate spread	[1],[2]		1.90%

[1]	$140.0 mill. undrawn as of September 30, 2024
[2]	3 months Credit Adjustment Spread (CAS) of 0.26%